Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Text Block]
Note 11 – Property, Plant and Equipment
The following table presents nonregulated and regulated Property, plant, and equipment – net as presented on the Consolidated Balance Sheet for the years ended:

	Estimated	Depreciation
	Useful Life (1)	Rates (1)	December 31,
	(Years)	(%)	2015	2014
			(Millions)
Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$20,636	$18,717
Construction in progress	Not applicable		740	2,115
Other	2 - 45		1,743	1,459
Regulated:
Natural gas transmission facilities		1.2 - 6.97	12,189	10,867
Construction in progress	Not applicable	Not applicable	941	985
Other	5 - 45	1.35 - 33.33	1,584	1,336
Total property, plant, and equipment, at cost			$37,833	$35,479
Accumulated depreciation and amortization			(9,233)	(8,157)
Property, plant, and equipment – net			$28,600	$27,322
____________

(1)	Estimated useful life and depreciation rates are presented as of December 31, 2015. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.
Depreciation and amortization expense for Property, plant, and equipment – net was $1,348 million, $944 million, and $729 million in 2015, 2014, and 2013, respectively.
Regulated Property, plant, and equipment – net includes approximately $706 million and $746 million at December 31, 2015 and 2014, respectively, related to amounts in excess of the original cost of the regulated facilities within our gas pipeline businesses as a result of our prior acquisitions. This amount is being amortized over 40 years using the straight-line amortization method. Current FERC policy does not permit recovery through rates for amounts in excess of original cost of construction.
Asset Retirement Obligations
Our accrued obligations relate to underground storage caverns, offshore platforms and pipelines, fractionation and compression facilities, gas gathering well connections and pipelines, and gas transmission facilities. At the end of the useful life of each respective asset, we are legally obligated to plug storage caverns and remove any related surface equipment, to restore land and remove surface equipment at gas processing, fractionation, and compression facilities, to dismantle offshore platforms and appropriately abandon offshore pipelines, to cap certain gathering pipelines at the wellhead connection and remove any related surface equipment, and to remove certain components of gas transmission facilities from the ground.
The following table presents the significant changes to our ARO, of which $857 million and $791 million are included in Asset retirement obligations with the remaining portion in Asset retirement obligations under Current liabilities on the Consolidated Balance Sheet at December 31, 2015 and 2014, respectively.

	December 31,
	2015	2014
	(Millions)
Beginning balance	$831	$561
Liabilities incurred	41	101
Liabilities settled (1)	(3)	(21)
Accretion expense	60	44
Revisions (2)	(15)	146
Ending balance	$914	$831
______________

(1)	For 2014, liabilities settled include $7 million related to the abandonment of certain of Transco’s natural gas storage caverns that are associated with a leak in 2010.

(2)
Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, discount rates, and the estimated remaining useful life of the assets. The 2015 revisions reflect changes in removal cost estimates and the estimated remaining useful life of assets, a decrease in the inflation rate, and increases in the discount rates used in the annual review process. The 2014 revisions primarily reflect an increase in the estimated retirement costs for our offshore pipelines, an increase in the inflation rate, and decreases in the discount rates used in the annual review process.

The funds Transco collects through a portion of its rates to fund its ARO are deposited into an external trust account dedicated to funding its ARO (ARO Trust). (See Note 16 – Fair Value Measurements, Guarantees, and Concentration of Credit Risk.) Under its current rate settlement, Transco’s annual funding obligation is approximately $36 million, with installments to be deposited monthly.